SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Due to related party (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 10,018,208	$ 1,432,585	¥ 10,017,250
Short term borrowings one
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties			¥ 10,017,250
Debt Instrument, Maturity Date	Dec. 13, 2025
Debt Instrument, Interest Rate Percentage	3.45%
Short term borrowings two
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 10,018,208	$ 1,432,585
Debt Instrument, Maturity Date	Dec. 09, 2026
Debt Instrument, Interest Rate Percentage	3.45%